Segmented Information - Schedule of Non-current Assets and Revenue by Geographical Segment (Details) - USD ($) $ in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS
Non-current assets	$ 39,811	$ 33,085
Revenue
ORGANOCLAY SALES	4,290	1,154
Canada
NON-CURRENT ASSETS
Non-current assets	41	19
United States
NON-CURRENT ASSETS
Non-current assets	19,377	19,062
Revenue
ORGANOCLAY SALES	4,290	1,154
Germany
NON-CURRENT ASSETS
Non-current assets	756	868
Argentina
NON-CURRENT ASSETS
Non-current assets	$ 19,637	$ 13,136